As filed with the Securities and Exchange Commission on February 24, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2014

Date of reporting period:  12/31/2013

Item 1. Schedule of Investments.

		Fair	Percent of
	Shares	Value	Net Assets
COMMON STOCKS - 88.18%
AMUSEMENT & THEME PARKS
The Walt Disney Co.	4,000	$305,600	2.53%

BREAKFAST CEREAL MANUFACTURING
General Mills, Inc.	4,600	229,586	1.90

BREWERIES
Anheuser Busch InBev NV - ADR (b)	2,700	287,442	2.38

CABLE AND OTHER SUBSCRIPTION PROGRAMMING
DIRECTV (a)	5,200	359,268	2.98
Viacom, Inc.	5,500	480,370	3.98
		839,638	6.96
CLOTHING ACCESSORIES STORES
Hanesbrands, Inc. (a)	4,000	281,080	2.33

CRUDE PETROLEUM & NATURAL GAS EXTRACTION
Canadian Oil Sands Ltd. (c)	9,500	178,695	1.48
Devon Energy Corp.	7,000	433,090	3.59
Occidental Petroleum Corp.	4,000	380,400	3.15
		992,185	8.22
DATA PROCESSING
Fiserv, Inc. (a)	5,600	330,680	2.74

DIRECT PROPERTY & CASUALTY INSURANCE CARRIERS
American International Group, Inc. (a)	10,000	510,500	4.23
Travelers Companies, Inc.	3,700	334,998	2.78
		845,498	7.01
DIRECT TITLE INSURANCE CARRIERS
First American Financial Corp.	15,000	423,000	3.51

FARM MACHINERY & EQUIPMENT MANUFACTURING
Deere & Co.	3,200	292,256	2.42

GENERAL MEDICAL & SURGICAL HOSPITALS
HCA Holdings, Inc. (a)	12,000	572,520	4.75

HOME CENTERS
Lowe's Companies, Inc.	6,200	307,210	2.55

INSTRUMENT MANUFACTURING FOR MEASURING
Agilent Technologies, Inc.	6,000	343,140	2.84

INSURANCE AGENCIES & BROKERAGES
Aon Corp. (c)	6,200	520,118	4.31

INTERNET PUBLISHING, BROADCASTING, & WEB SEARCH PORTALS
Blucora, Inc. (a)	5,000	145,800	1.21

LINE-HAUL RAILROADS
Union Pacific Corp.	2,800	470,400	3.90

LOCAL MESSENGERS & LOCAL DELIVERY
United Parcel Service, Inc.	3,400	357,272	2.96

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2013 (Unaudited)
		Fair	Percent of
	Shares	Value	Net Assets

MEDICAL LABORATORIES
Quest Diagnostics, Inc.	4,000	$214,160	1.78%

NATURAL GAS DISTRIBUTION
Kinder Morgan, Inc.	12,000	432,000	3.58

PASSENGER CAR RENTAL
Hertz Global Holdings, Inc. (a)	8,400	240,408	1.99

PETROLEUM REFINERIES
Exxon Mobil Corp.	1,600	161,920	1.34

PHARMACEUTICAL PREPARATION MANUFACTURING
Johnson & Johnson	3,800	348,042	2.89

POTASH, SODA, & BORATE MINERAL MINING
Potash Corp. Saskatchewan - ADR (b)	5,500	181,280	1.50

SOFTWARE PUBLISHERS
Microsoft Corp.	9,900	370,557	3.07
Oracle Corp.	13,100	501,206	4.15
		871,763	7.22
SOLID WASTE LANDFILL
Waste Management, Inc.	9,000	403,830	3.35

WOOD KITCHEN CABINET & COUNTERTOP MANUFACTURING
Fortune Brands Home & Security, Inc.	5,300	242,210	2.01

TOTAL COMMON STOCKS (Cost $6,233,432)		10,639,038	88.18

PREFERRED STOCKS - 2.99%
AIRCRAFT ENGINE & ENGINE PARTS MANUFACTURING
United Technologies Corp.	5,500	360,085	2.99
TOTAL PREFERRED STOCKS (Cost $330,102)		360,085	2.99

SHORT-TERM INVESTMENTS - 8.98%

The STIC Prime Portolfio - Institutional Class, 0.06% (d)	450,000	450,000	3.73
Fidelity Institutional Money Market - Select Class, 0.01% (d)	450,000	450,000	3.73
First American Prime Obligations Fund - Class Y, 0.02% (d)	183,492	183,492	1.52
TOTAL SHORT-TERM INVESTMENTS (Cost $1,083,492)		1,083,492	8.98

Total Investments (Cost $7,647,026) - 100.15%		12,082,615	100.15
Liabilities in Excess of Other Assets - (0.15)%		(17,929)	(0.15)
TOTAL NET ASSETS - 100.00%		$12,064,686	100.00%

Notes:
ADR	American Depository Receipt
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)	Foreign issued security traded over-the-counter in the U.S.
(d)	Rate shown is the 7-day yield as of December 31, 2013

The cost basis of investments for federal income tax purposes at December 31, 2013 was as follows*:

Cost of investments	$7,647,026
Gross unrealized appreciation	4,523,572
Gross unrealized depreciation	(87,983)
Net unrealized appreciation	$4,435,589

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements as of December 31, 2013 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.  The three levels of inputs are as follows:

Level 1 –	Quoted unadjusted prices in active markets for identical instruments to which the Fund has access at the date of measurement.

Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities (common and preferred stock) – Securities traded on a national securities exchange are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price, except for call options written for which the last quoted bid price is used.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Mutual Funds – Mutual funds are generally priced at the ending net asset value provided by the service agent of the Funds and will be classified as Level 1 securities.

Bonds & Notes - Bonds and notes are valued at the last quoted bid price obtained from independent pricing services.  Short-term demand notes and certificates of deposit are stated at amortized cost, which approximates fair value.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices.

Short-Term Debt Securities - Fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Factors used in determining fair value vary by investment type and may include: trading volume of security and markets, value of other like securities and news events with direct bearing to security or market.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Amusement & Theme Parks	$305,600	$-	$-	$305,600
Breakfast Cereal Manufacturing	229,586	-	-	229,586
Breweries	287,442	-	-	287,442
Cable & Other Subscription Programming	839,638	-	-	839,638
Clothing Accessories Stores	281,080	-	-	281,080
Crude Petroleum & Natural Gas Extraction	992,185	-	-	992,185
Data Processing	330,680	-	-	330,680
Direct Property & Casualty Insurance Carriers	845,498	-	-	845,498
Direct Title Insurance Carriers	423,000	-	-	423,000
Farm Machinery & Equipment Manufacturing	292,256	-	-	292,256
General Medical and Surgical Hospitals	572,520	-	-	572,520
Home Centers	307,210	-	-	307,210
Instrument Manufacturing for Measuring	343,140	-	-	343,140
Insurance Agencies & Brokerages	520,118	-	-	520,118
Internet Publishing, Broadcasting, & Web
Search Portals	145,800	-	-	145,800
Line-Haul Railroads	470,400	-	-	470,400
Local Messengers & Local Delivery	357,272	-	-	357,272
Medical Laboratories	214,160	-	-	214,160
Natural Gas Distribution	432,000	-	-	432,000
Passenger Car Rental	240,408	-	-	240,408
Petroleum Refineries	161,920	-	-	161,920
Pharmaceutical Preparation Manufacturing	348,042	-	-	348,042
Potash, Soda, & Borate Mineral Mining	181,280	-	-	181,280
Software Publishers	871,763	-	-	871,763
Solid Waste Landfill	403,830	-	-	403,830
Wood Kitchen Cabinet & Countertop
Manufacturing	242,210	-	-	242,210
Total Common Stocks	10,639,038	-	-	10,639,038
Preferred Stocks
Aircraft Engine & Engine Parts Manufacturing	360,085	-	-	360,085
Short-Term Investments	1,083,492	-	-	1,083,492
Total Investments	$12,082,615	$-	$-	$12,082,615

Transfers between levels are recognized at the end of the reporting period.  There were no transfers between level 1 and level 2 during the period.  There were no level 3 securities held during the period ended December 31, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)          /s/ Gary B. Wood
Gary B. Wood, President

Date          2/18/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)              /s/ Gary B. Wood
Gary B. Wood,
President and Treasurer

Date          2/18/2014